TAXES ON INCOME (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
TAXES ON INCOME [Abstract]
Liability for unrecognized tax benefits		$ 1,442	$ 417
Interest accrued		$ 37	$ 20
Income Tax Contingency [Line Items]
Corporate tax rate in Israel		26.50%	26.50%	25.00%
Subsequent event [Member]
Income Tax Contingency [Line Items]
Corporate tax rate in Israel	25.00%
Attributable to Approved Enterprise Programs [Member]
Income Tax Contingency [Line Items]
Tax-exempt earnings		$ 19,828
Tax liability, if distributed		5,254
Attributable to Beneficiary Enterprise Program [Member]
Income Tax Contingency [Line Items]
Tax-exempt earnings		15,494
Tax liability, if distributed		$ 4,106
Israel Tax Authority [Member] | Earliest Tax Year [Member]
Income Tax Contingency [Line Items]
Open tax year		2012
Australian Taxation Office [Member] | Earliest Tax Year [Member]
Income Tax Contingency [Line Items]
Open tax year		2011
Canada Revenue Agency [Member] | Earliest Tax Year [Member]
Income Tax Contingency [Line Items]
Open tax year		2010
Internal Revenue Service (IRS) [Member] | Earliest Tax Year [Member]
Income Tax Contingency [Line Items]
Open tax year		2012
Inland Revenue, Singapore (IRAS) [Member] | Earliest Tax Year [Member]
Income Tax Contingency [Line Items]
Open tax year		2011